Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary Shares Class A	Ordinary Shares Class B	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive loss	Non- controlling interests	Total
Balance at Dec. 31, 2022	$ 4	$ 4	$ 75,575	$ 3,974	$ 17,275	$ (5,609)	$ 3,863	$ 95,086
Balance (in Shares) at Dec. 31, 2022	38,120,000	41,880,000
Net income (loss)					10,294		14	10,308
Foreign currency translation adjustments						(1,757)	(67)	(1,824)
Capital contribution from non-controlling shareholders							556	556
Appropriations to statutory reserves				880	(880)
Net proceeds from initial public offering-shares			7,819					7,819
Net proceeds from initial public offering-shares (in Shares)	2,400,000
Net proceeds from initial public offering - warrants			368					368
Shares issued for warrants exercised
Shares issued for warrants exercised (in Shares)	97,513
Balance at Dec. 31, 2023	$ 4	$ 4	83,762	4,854	26,689	(7,366)	4,366	112,313
Balance (in Shares) at Dec. 31, 2023	40,617,513	41,880,000
Net income (loss)					10,878		(51)	10,827
Foreign currency translation adjustments						(1,681)	(83)	(1,764)
Capital contribution from non-controlling shareholders							2,070	2,070
Appropriations to statutory reserves				1,105	(1,105)
Balance at Dec. 31, 2024	$ 4	$ 4	83,762	5,959	36,462	(9,047)	6,302	123,446
Balance (in Shares) at Dec. 31, 2024	40,617,513	41,880,000
Net income (loss)					11,926		283	12,209
Dividend to non-controlling shareholders							(28)	(28)
Foreign currency translation adjustments						2,847	151	2,998
Capital contribution from non-controlling shareholders							238	238
Appropriations to statutory reserves				1,352	(1,352)
Balance at Dec. 31, 2025	$ 4	$ 4	$ 83,762	$ 7,311	$ 47,036	$ (6,200)	$ 6,946	$ 138,863
Balance (in Shares) at Dec. 31, 2025	40,617,513	41,880,000